Average Annual Total Returns - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 85%	Nov. 29, 2023
Fidelity Asset Manager 85% | Return Before Taxes
Average Annual Return:
Past 1 year	(18.61%)
Past 5 years	5.45%
Past 10 years	8.48%
Fidelity Asset Manager 85% | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.57%)
Past 5 years	4.36%
Past 10 years	7.26%
Fidelity Asset Manager 85% | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.37%)
Past 5 years	4.13%
Past 10 years	6.59%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0253
Average Annual Return:
Past 1 year	(17.24%)
Past 5 years	5.70%
Past 10 years	8.74%